FAIR VALUE OF ASSETS AND LIABILITIES - Summary of Significant Unobservable Inputs (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Cumulative prepayment rates
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans at fair value		11.9
Minimum | Discount rates
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans at fair value	12.0	12.0
Payable to investors at fair value	6.8
Minimum | Net cumulative expected loss rates
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans at fair value	7.7	14.4
Minimum | Cumulative prepayment rates
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans at fair value	7.5
Maximum | Discount rates
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans at fair value	36.0	16.4
Payable to investors at fair value	8.7
Maximum | Net cumulative expected loss rates
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans at fair value	31.7	16.6
Maximum | Cumulative prepayment rates
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans at fair value	27.0